Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Sep. 30, 2024
Non-current assets
Goodwill	€ 1,605,721	€ 1,554,621
Intangible assets (other than goodwill)	1,700,275	1,639,393
Property, plant and equipment	325,007	318,843
Right-of-use assets	177,280	171,334
Deferred tax assets	0	117
Other assets	34,578	37,351
Total non-current assets	3,842,861	3,721,659
Current assets
Inventories	719,574	624,807
Trade and other receivables	79,789	114,302
Current tax assets	12,072	11,263
Other current assets	52,298	57,065
Cash and cash equivalents	298,594	355,843
Total current assets	1,162,327	1,163,280
Total assets	5,005,188	4,884,939
Shareholders' equity
Share premium	2,524,270	2,524,270
Treasury shares	(355,775)	(355,775)
Other capital reserve	69,041	68,920
Retained earnings	437,697	417,578
Accumulated other comprehensive income (loss)	73,439	(29,974)
Total shareholders' equity	2,748,672	2,625,019
Non-current liabilities
Loans and borrowings	1,179,450	1,169,965
Tax receivable agreement liability	360,620	344,590
Lease liabilities	149,380	143,199
Provisions	5,104	4,867
Deferred tax liabilities	133,971	131,003
Deferred income	13,980	13,737
Other liabilities	4,906	4,666
Total non-current liabilities	1,847,411	1,812,027
Current liabilities
Loans and borrowings	23,210	24,670
Tax receivable agreement liability	16,711	15,300
Lease liabilities	42,284	40,874
Trade and other payables	116,810	136,280
Accrued liabilities	23,896	29,411
Other financial liabilities	22,154	3,971
Provisions	25,300	31,164
Contract liabilities	10,930	7,999
Tax liabilities	113,501	144,730
Other current liabilities	14,309	13,494
Total current liabilities	409,105	447,893
Total liabilities	2,256,516	2,259,920
Total shareholders' equity and liabilities	€ 5,005,188	€ 4,884,939